Provisions - Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities [Abstract]
At January 1	$ 185,274	$ 194,260
Current service cost	51,271	67,548
Interest cost	11,330	11,583
Benefits paid	(17,726)	(74,016)
Remeasurement losses/(gains) debited/(credited) to other comprehensive income/(loss) arising from:
Changes in financial assumptions	(16,967)	4,147
Experience adjustments	(69,520)	(19,632)
Exchange realignment	(2,173)	1,384
At December 31	$ 141,489	$ 185,274